SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid VAT taxes	$ 1,483,892	$ 1,442,517
Prepaid expenses	742,456	21,983
Other receivables	82,227	307,700
Consumables and spare parts	139,266	148,376
Prepayment and other current assets	2,447,841	1,920,576
Other receivable from well equipment	609,602	609,604
Deposit and others	132,542	134,836
Durable spare parts	127,128	128,107
Advanced to venders	5,806
Other assets - non current	875,078	872,547
Less: allowance on doubtful receivables	(59,604)	(59,604)
Other non-current assets, net	$ 815,474	$ 812,943